Disclosures About the Temporary Exemption from IFRS 9 (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Fair Value of Financial Assets Under IFRS 9 and Fair Value Changes
(a)
The tables below present the fair value of the following groups of financial assets
(i)
under IFRS 9 as at 31 December 2019 and 31 December 2018 and fair value changes for the years ended 31 December 2019 and 31 December 2018:

	Fair value as at 31 December
	2019 RMB million	2018 RMB million
Held for trading financial assets	141,608	138,717
Financial assets that are managed and whose performance are evaluated on a fair value basis	—	—
Other financial assets
- Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding (“SPPI”)	1,615,856	1,502,203
- Financial assets with contractual terms that do not give rise on SPPI	860,644	528,377

Total	2,618,108	2,169,297

	Fair value changes for the year ended 31 December
	2019 RMB million	2018 RMB million
Held for trading financial assets	19,057	(16,932)
Financial assets that are managed and whose performance are evaluated on a fair value basis	—	—
Other financial assets
-Financial assets with contractual terms that give rise on SPPI	6,029	95,480
-Financial assets with contractual terms that do not give rise on SPPI	77,741	(40,447)

Total	102,827	38,101

(i)	Only including securities at fair value through profit or loss, loans (excluding policy loans), available-for-sale securities and held-to-maturity securities.

Summary of Credit Risk Exposure for Financial Assets with Contractual Terms that Give Rise on SPPI
(b)	The table below presents the credit risk exposure (ii) for aforementioned financial assets with contractual terms that give rise on SPPI:

	Carrying amount (iii)
	As at 31 December 2019 RMB Million	As at 31 December 2018 RMB Million
Domestic
Rating not required (iv)	657,905	653,328
AAA	893,336	787,908
AA+	7,671	13,026
AA	1,163	1,152
AA-	3,000	70

Subtotal	1,563,075	1,455,484

Overseas
AAA	30	—
A+	4,014	—
A	3,541	1,755
A-	35	493
BBB+	135	118
BBB-	14	14
Not rated	25	24

Subtotal	7,794	2,404

Total	1,570,869	1,457,888

(ii)
Credit risk ratings for domestic assets are provided by domestic qualified external rating agencies and credit risk ratings for overseas assets are provided by overseas qualified external rating agencies.

(iii)	For financial assets measured at amortised cost, carrying amount before adjusting impairment allowance is disclosed here.
(iv)	Mainly including government bonds and policy financial bonds.

Summary of Financial Assets Not Considered to have Low Credit Risk on Reporting Date
(c)	The table below presents financial assets without low credit risk for aforementioned financial assets with contractual t erms that give rise on SPPI:

	As at 31 December 2019
	Carrying amount (iii) RMB Million	Fair value RMB Million
Domestic	11,834	8,237
Overseas	25	9

Total	11,859	8,246

	As at 31 December 2018
	Carrying amount (iii) RMB Million	Fair value RMB Million
Domestic	14,248	14,539
Overseas	24	12

Total	14,272	14,551

(ii)
Credit risk ratings for domestic assets are provided by domestic qualified external rating agencies and credit risk ratings for overseas assets are provided by overseas qualified external rating agencies.

(iii)	For financial assets measured at amortised cost, carrying amount before adjusting impairment allowance is disclosed here.
(iv)	Mainly including government bonds and policy financial bonds.